Note 11 - Commitments and Contingencies	9 Months Ended
Sep. 30, 2015
Notes
Note 11 - Commitments and Contingencies

NOTE 11 – Commitments and Contingencies

Employment Agreements

On May 14, 2015, the Company executed an Executive Employment Agreement with Marco Alfonsi (“Alfonsi”) for Alfonsi to serve as the Company's chief executive officer for a cash compensation of $5,000 per month.  Pursuant to the agreement, the Company issued 10,000,000 restricted shares of WRAP common stock to Alfonsi on June 14, 2015 (see Note 8).  Alfonsi may terminate his employment upon 30 days written notice to the Company.  The Company may terminate Alfonsi's employment upon written notice to Alfonsi by a vote of the Board of Directors.

On August 17, 2015, the Company executed an Employment Agreement with Romuald Stone (“Stone”) for Stone to serve as the Company's Chief Technology Officer for cash compensation of $12,500 per month.  Stone may terminate his employment upon 30 days written notice to the Company.  The Company may terminate Stone's employment upon written notice to Stone by a vote of the Board of Directors.  If the Company's termination is without cause (as defined), Stone will be entitled to a severance payment of $12,500.

Lease Agreement

On December 1, 2014, Prosperity entered into a lease agreement with KLAM, Inc. for office space in Hicksville, New York for an initial term of one year commencing December 1, 2014.  The lease provides for monthly rentals of $2,500 and provides Prosperity an option to renew the lease after the initial term.  KLAM, Inc. is controlled by the wife of the Company's chief executive officer Marco Alfonsi.

On September 11, 2015, the Company executed a lease agreement with an unrelated third party for office space in Hicksville, New York for a term of 37 months to commence upon substantial completion of Landlords's Work.  The lease provides for monthly rentals of $2,922 for lease year 1, $3,009 for lease year 2, and $3,100 for lease year 3.

Rent expense for the years ended December 31, 2014 and 2013 was $0 and $0, respectively.  Rent expense for the nine months ended September 30, 2015 and 2014 (unaudited) was $22,500 and $0, respectively.

At September 30, 2015, the future minimum lease payments under non-cancellable operating leases were:

Year ended September 30, 2016	$ 40,064
Year ended September 30, 2017	36,108
Year ended September 30, 2018	37,200
Total	$ 113,372

Major Customers

For the year ended December 31, 2014, one customer accounted for approximately 47% of total revenues.

For the year ended December 31, 2013, two customers accounted for approximately 29% and 10%, respectively, of total revenues.

For the nine months ended September 30, 2015 (unaudited), two customers accounted for approximately 32% and 26%, respectively, of total revenues.

For the nine months ended September 30, 2014 (unaudited), one customer accounted for approximately 69% of total revenues.